Shareholder Report, Holdings (Details) - The Cook & Bynum Fund [Member]	Sep. 30, 2025
Arca Continental S.A.B. de C.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.67%
Berkshire Hathaway Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.39%
Coca-Cola Embonor SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%
Anheuser-Busch InBev SA/NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
US Treasury 10/02/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
Fomento Economico Mexicano SAB [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%
Liberty Latin America Ltd. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
Union de Cervecerias Peruanas Backus y Johnston SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
US Bank MMDA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
BIM Birlesik Magazalar AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Soft Drink Botting and Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.56%
Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.39%
Breweries [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.83%
Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.69%
Retail -Convenience Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Consumer Staples - Merchandise Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
Wired and Wireless Telecommunications Carriers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Industrial Machinery & Supplies & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%